STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total		Common Stock [Member]		Preferred Stock [Member] Preferred Class A [Member]		Preferred Stock [Member] Preferred Class B [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit during Development Stage [Member]
Balance at Feb. 06, 2008	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Balance (in shares) at Feb. 06, 2008			0		0		0
Issuance of ordinary shares at par share	3		3		0		0		0		0
Issuance of ordinary shares at par share (in shares)			5,752,600		0		0
Issuance of Preferred A shares, net ($0.92 per share)	657		0		0	[1]	0		657		0
Issuance of Preferred A shares, net ($0.92 per share) (in shares)			0		747,339		0
Issuance of Preferred shares and warrants granted to service provider	75		0		0		0		75		0
Issuance of Preferred shares and warrants granted to service provider (in shares)			0		81,528		0
Share based compensation related to warrants granted to consultant	28		0		0		0		28		0
Net loss	(666)		0		0		0		0		(666)
Balance at Dec. 31, 2008	97		3		0		0		760		(666)
Balance (in shares) at Dec. 31, 2008			5,752,600		828,867		0
Issuance of Preferred A shares, net ($0.92 per share)	187		0		0	[1]	0		187		0
Issuance of Preferred A shares, net ($0.92 per share) (in shares)			0		203,818		0
Issuance of Preferred shares and warrants granted to service provider	175		0		0		0		175		0
Issuance of Preferred shares and warrants granted to service provider (in shares)			0		190,229		0
Conversion of Preferred shares into ordinary shares	0	[1]	0	[1]	0	[1]	0		0		0
Conversion of Preferred shares into ordinary shares (in shares)			461,987		(461,987)		0
Net loss	(608)		0		0		0		0		(608)
Balance at Dec. 31, 2009	(149)		3		0	[1]	0		1,122		(1,274)
Balance (in shares) at Dec. 31, 2009			6,214,587		760,927		0
Issuance of Preferred shares and warrants granted to service provider	120		0		0		0		120		0
Issuance of Preferred shares and warrants granted to service provider (in shares)			0		0		55,008
Issuance of Preferred B shares and warrants, net ($2.18 per unit of 1 share and 0.25 warrant)	723		0		0		0	[1]	723		0
Issuance of Preferred B shares and warrants, net ($2.18 per unit of 1 share and 0.25 warrant) (in shares)			0		0		342,691
Issuance of Preferred B shares and warrants upon conversion of convertible notes	279		0		0		0		279		0
Issuance of Preferred B shares and warrants upon conversion of convertible notes (in shares)			0		0		128,512
Share based compensation related to options granted to consultants and employees	242		0		0		0		242		0
Exercise of options	0	[1]	0	[1]	0		0		0	[1]	0
Exercise of options (in shares)			288,681		0		0
Net loss	(1,224)		0		0		0		0		(1,224)
Balance at Dec. 31, 2010	(9)		3		0	[1]	0		2,486		(2,498)
Balance (in shares) at Dec. 31, 2010			6,503,268		760,927		526,211
Issuance of ordinary shares at par share	2,170		0	[1]	0		0		2,170		0
Issuance of ordinary shares at par share (in shares)			199,979		0		0
Conversion of Preferred shares into ordinary shares	0		1		0		0		(1)		0
Conversion of Preferred shares into ordinary shares (in shares)			1,287,138		(760,927)		(526,211)
Share based compensation related to options granted to consultants and employees	1,553		0		0		0		1,553		0
Exercise of options	0	[1]	0	[1]	0		0		0	[1]	0
Exercise of options (in shares)			1,379		0		0
Deemed dividend in respect of equity restructuring	0		0		0		0		180		(180)
Issuance of ordinary shares upon conversion of loan into ordinary shares net ($11.5 per share)	1,200		0	[1]	0		0		1,200		0
Issuance of ordinary shares upon conversion of loan into ordinary shares net ($11.5 per share) (in shares)			104,345		0		0
Net loss	(3,929)		0		0		0		0		(3,929)
Balance at Dec. 31, 2011	985		4		0		0		7,588		(6,607)
Balance (in shares) at Dec. 31, 2011			8,096,109		0		0
Share based compensation related to options granted to consultants and employees	26		0		0		0		26		0
Exercise of options	1		0	[1]	0		0		1		0
Exercise of options (in shares)			2,471		0		0
Treasury shares	0	[1]	0	[1]	0		0		0		0
Treasury shares (in shares)			(304,324)		0		0
Net loss	(1,579)		0		0		0		0		(1,579)
Balance at Dec. 31, 2012	(567)		4		0		0		7,615		(8,186)
Balance (in shares) at Dec. 31, 2012			7,794,256		0		0
Issuance of Preferred B shares and warrants upon conversion of convertible notes	980		0	[1]	0		0		980		0
Issuance of Preferred B shares and warrants upon conversion of convertible notes (in shares)			123,553		0		0
Share based compensation related to options granted to consultants and employees	1,540		0		0		0		1,540		0
Exercise of options	29		1		0		0		28		0
Exercise of options (in shares)			208,708		0		0
Issuance of shares upon cashless exercise of warrants	0	[1]	0	[1]	0		0		0		0
Issuance of shares upon cashless exercise of warrants (in shares)			85,192		0		0
Issuance of shares upon initial public offering ($8 per share), net of $3,080 issuance expenses	21,920		28		0		0		21,892		0
Issuance of shares upon initial public offering ($8 per share), net of $3,080 issuance expenses (in shares)			3,125,000		0		0
Issuance of shares upon secondary public offering ($16.5 per share),net of $2,616 issuance expenses	35,334		6		0		0		35,328		0
Issuance of shares upon secondary public offering ($16.5 per share),net of $2,616 issuance expenses (in shares)			2,300,000		0		0
Net loss	(10,548)		0		0		0		0		(10,548)
Balance at Dec. 31, 2013	$ 48,688		$ 39		$ 0		$ 0		$ 67,383		$ (18,734)
Balance (in shares) at Dec. 31, 2013			13,636,709		0		0

[1]	Represents an amount less than $ 1.